Segment Reporting - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Research & Development expenses		€ (10,527)		€ (9,956)
General & Administrative expenses		(6,245)		(4,785)
Change in fair value of contingent consideration		1,128		(1,961)
Net Other income/(loss)		1,567		1,825
Operating Loss	[1]	(14,077)		(14,877)
Net financial income/(loss)		21		23
Loss before taxes		(14,056)		(14,854)
Profit (Loss) for the year		(14,056)	€ (11,658)	(14,854)
Cardiology [member]
Disclosure of operating segments [line items]
Research & Development expenses		(268)		(57)
Net Other income/(loss)		(74)		(54)
Operating Loss		(342)		(111)
Net financial income/(loss)		(19)		149
Loss before taxes		(361)		38
Profit (Loss) for the year		(361)		38
Immuno-oncology [member]
Disclosure of operating segments [line items]
Research & Development expenses		(10,259)		(9,899)
Change in fair value of contingent consideration		1,128		(1,961)
Net Other income/(loss)		1,641		1,670
Operating Loss		(7,490)		(10,190)
Net financial income/(loss)		(68)		(87)
Loss before taxes		(7,558)		(10,277)
Profit (Loss) for the year		(7,558)		(10,277)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses		(6,245)		(4,785)
Net Other income/(loss)				209
Operating Loss		(6,245)		(4,576)
Net financial income/(loss)		108		(39)
Loss before taxes		(6,137)		(4,615)
Profit (Loss) for the year		€ (6,137)		€ (4,615)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.